Provision for Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Netherlands, Current taxes	$ (1)	$ (3)	$ (12)
Foreign, Current taxes	(20)	(29)	(40)
Total Current taxes	(21)	(32)	(52)
Netherlands, Deferred taxes	5	(10)	3
Foreign, Deferred taxes	15	21	25
Total Deferred taxes	20	11	28
Total provision for income taxes	$ (1)	$ (21)	$ (24)